Prepaid and Other Current Assets (Details) - Schedule of prepaid and other current assets - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of Prepaid and Other Current Assets [Abstract]
Prepaid insurance	$ 561,033	$ 624,033
Other prepaid expense	80,607	55,356
Security deposit	109,112	122,570
Total prepaid and other current assets	$ 750,752	$ 801,959